Note 28 - Valuation Accounts	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
28—VALUATION
ACCOUNTS

	Allowance for deferred tax assets	Allowance for doubtful accounts	Slow-moving inventory	Warranty reserve
Balance as of December 31, 2014	23,125	1,274	741	712
Charges to costs and expenses	218	124	275	354
Deductions: write-off and others	(4,131)	(307)	(288)	(490)
Balance as of December 31, 2015	19,212	1,091	728	576
Charges to costs and expenses	238	103	121	319
Deductions: write-off and others		(233)	(46)	(347)
Balance as of December 31, 2016	19,450	960	803	548
Charges to costs and expenses	1,536	69	239	316
Deductions: write-off and others	(6,720)	-	(319)	(415)
Balance as of December 31, 2017	14,266	1,029	723	449